Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 991	$ 1,091
Net income/(loss)	714	723
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	3	10
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Deferred taxation	135	166
Other non cash items	(114)	(143)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	16	48
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(94)	(82)
Inventories	(112)	(102)
Accounts payable and other current liabilities	57	73
Net cash (used)/generated in investing activities	(874)	(633)
Increase in non-current investments	(173)	(113)
Net associates and equity accounted joint ventures loans advanced	(62)
Additions to property, plant and equipment	(686)	(556)
Interest capitalized and paid	(4)	0
Expenditure on intangible assets	(28)	0
Proceeds on sale of mining assets	2	8
Proceeds on sale of investments	75	42
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Loans receivable repaid	0	1
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(248)	(202)
Repayments of debt	(8)	(155)
Issuance of stock	1	1
Proceeds from debt	150	6
Debt issue costs	(8)	0
Acquisition of noncontrolling interests	(220)	0
Dividends (Paid)/Received	(163)	(54)
Net increase/(decrease) in cash and cash equivalents	(131)	256
Effect of exchange rate changes on cash	6	(3)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - June 30,	987	839
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	544	661
Net income/(loss)	701	703
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	545
Depreciation, depletion and amortization	157	188
Impairment of assets	0	10
Deferred taxation	13	124
Other non cash items	(740)	(1,100)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	1	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	394	78
Receivables	(29)	23
Inventories	(15)	13
Accounts payable and other current liabilities	55	76
Net cash (used)/generated in investing activities	(246)	(197)
Increase in non-current investments	0	(1)
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	(227)	(211)
Interest capitalized and paid	0
Expenditure on intangible assets	(19)
Proceeds on sale of mining assets	0	5
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Cash of subsidiary disposed		0
Loans receivable repaid		1
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	(175)	(172)
Repayments of debt	0	(99)
Issuance of stock	1	1
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	(176)	(74)
Net increase/(decrease) in cash and cash equivalents	123	292
Effect of exchange rate changes on cash	10	(2)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - June 30,	521	442
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(477)	(15)
Net income/(loss)	316	304
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(20)	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(333)	(367)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(441)	47
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	1	1
Net cash (used)/generated in investing activities	(83)	(48)
Increase in non-current investments	(103)	(48)
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	208	132
Repayments of debt	0	(50)
Issuance of stock	(115)	77
Proceeds from debt	100	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	223	105
Net increase/(decrease) in cash and cash equivalents	(352)	69
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - June 30,	106	183
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	982	507
Net income/(loss)	580	1,665
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	11	(1,097)
Depreciation, depletion and amortization	228	199
Impairment of assets	1	1
Deferred taxation	122	42
Other non cash items	139	(1)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	15	47
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	47	(125)
Receivables	(65)	(105)
Inventories	(97)	(115)
Accounts payable and other current liabilities	1	(4)
Net cash (used)/generated in investing activities	(545)	(388)
Increase in non-current investments	(70)	(64)
Net associates and equity accounted joint ventures loans advanced	(62)
Additions to property, plant and equipment	(459)	(345)
Interest capitalized and paid	(4)
Expenditure on intangible assets	(9)
Proceeds on sale of mining assets	2	3
Proceeds on sale of investments	55	42
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		(11)
Loans receivable repaid		0
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(339)	(224)
Repayments of debt	(8)	(6)
Issuance of stock	115	(77)
Proceeds from debt	50	6
Debt issue costs	(8)
Acquisition of noncontrolling interests	(220)
Dividends (Paid)/Received	(268)	(147)
Net increase/(decrease) in cash and cash equivalents	98	(105)
Effect of exchange rate changes on cash	(4)	(1)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - June 30,	360	214
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(58)	(62)
Net income/(loss)	(883)	(1,949)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	562
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	820	1,325
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	58	62
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	58	62
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - June 30,	$ 0	$ 0